Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities
	As of December 31,
	2023	2024
	US$’000	US$’000
Accrued expenses	75	50